UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                               FORM 13F
                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Knightsbridge Asset Management, LLC

Address: 660 Newport Center Dr, Ste 460

         Newport Beach, CA  92660


13F File Number: 028-11482



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    		John G. Prichard

Title:   		Principal

Phone:   		949-644-4444

Signature, 		Place, 			and Date of Signing:
John G. Prichard	Newport Beach, CA	September 8, 2005


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE



Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     32
Form 13F Information Table Value Total:     $178,302.35

List of Other Included Managers:

No.   13F File Number        Name
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	FORM 13F INFORMATION TABLE


                                                         VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP       (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS SOLE     SHARED   NONE

Allegran Inc.               COM              018490102    478          5610  SH      SOLE              3450        2160     0
Anglo American PLC          ADR              03485P102    219          9330  SH      SOLE              9330        0        0
Avaya Inc.                  COM              053499109    87          10400  SH      SOLE              10400       0        0
Baker Hughes Inc.           COM              057224107    804         15715  SH      SOLE              15715       0        0
Bioveris Corp               COM              090676107    2960       677250  SH      SOLE              677250      0        0
Burlington Resources Inc.   COM              122014103    497          9000  SH      SOLE              9000        0        0
California Water SVC Group  COM              130788102    300          8000  SH      SOLE              8000        0        0
Caremark RX Inc.            COM              141705103    307          6900  SH      SOLE              6900        0        0
Corning Inc.                COM              219350105    8670       521679  SH      SOLE              521679      0        0
Dana Corp.                  COM              235811106    5639   375707.075  SH      SOLE              375707.075  0        0
Devon Energy Corp. New      COM              25179M103    11093  218879.922  SH      SOLE              218879.922  0        0
Global Crossing Ltd.        SHS NEW          G3921A175    12735      746025  SH      SOLE              746025      0        0
Hospira Inc.                COM              441060100    13024      333940  SH      SOLE              333940      0        0
Koninklijke Ahold NV        SPON ADR NEW     500467303    9212      1126197  SH      SOLE              1126197     0        0
Korea Electric Power        SPONSORED ADR    500631106    18515 1181563.631  SH      SOLE              1181563.631 0        0
Marsh & McLennan Cos Ltd.   COM              571748102    10018      361675  SH      SOLE              361675      0        0
Morgan Stnly Asia Pac FundI COM              61744U106    179         13645  SH      SOLE              13645       0        0
NEC Corp.                   ADR              629050204    106         19700  SH      SOLE              19700       0        0
Neenah Paper Inc.           COM              640079109    10714      345950  SH      SOLE              345950      0        0
Newmont Mining Corp.        COM              651639106    9368   240019.059  SH      SOLE              240019.059  0        0
Pfizer Inc.                 COM              717081103    214          7769  SH      SOLE              7769        0        0
PG&E Corp.                  COM              69331C108    5733   152716.571  SH      SOLE              152716.571  0        0
Piper Jaffray Cos           COM              724078100    8260       271435  SH      SOLE              271435      0        0
Reliant Energy Inc.         COM              75952B105    13798     1114575  SH      SOLE              1114575     0        0
Reuters Group  PLC          SPONSORED ADR    76132M102    6626   156231.718  SH      SOLE              156231.718  0        0
Royal Dutch Pete Co.        NY REG .56       780257804    412          6400  SH      SOLE              6400        0        0
Saflink Corp                COM NEW          786578302    33          20000  SH      SOLE              20000       0        0
SK Telecom Ltd.             SPONSORED ADR    78440P108    6493   318282.076  SH      SOLE              318282.076  0        0
Sybron Dental Specialties InCOM              871142105    245          6500  SH      SOLE              6500        0        0
TCW Conv. Sec. Fund Inc.    COM              872340104    99          19770  SH      SOLE              19770       0        0
Tyco Intl Ltd. NEW          COM              902124106    8742   299387.827  SH      SOLE              299387.827  0        0
Williams Cos Inc. DEL       COM              969457100    12721  669512.727  SH      SOLE              669512.727  0        0
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